Investments - Categories of Net Investment Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Major categories of net investment income
Total investment income	$ 0.4	$ 1.3	$ 1.4
Investment expenses	0.0	0.0	(0.1)
Net investment income	0.4	1.3	1.3
Fixed maturity securities
Major categories of net investment income
Total investment income	0.3	1.3	1.4
Short-term investments
Major categories of net investment income
Total investment income	$ 0.1	$ 0.0	$ 0.0